EMPLOYEE BENEFITS OBLIGATIONS - Movement In Defined Benefit Pension Obligation (Details) - CAD ($) $ in Millions	1 Months Ended	12 Months Ended
	Jun. 30, 2023	Mar. 31, 2025	Mar. 31, 2024
Disclosure of net defined benefit liability (asset) [line items]
Net defined benefit liability (asset), beginning of year		$ 33.0
Actuarial loss (gain) arising from:
Net defined benefit liability (asset), end of year		122.5	$ 33.0
Funded plans
Disclosure of net defined benefit liability (asset) [line items]
Net defined benefit liability (asset), beginning of year		(65.7)
Current service cost		32.9	31.9
Interest cost		(26.4)	(25.4)
Actuarial loss (gain) arising from:
Net defined benefit liability (asset), end of year		13.3	(65.7)
Funded plans | Present value of defined benefit obligation
Disclosure of net defined benefit liability (asset) [line items]
Net defined benefit liability (asset), beginning of year		476.3	590.7
Current service cost		32.9	31.9
Interest cost		22.7	22.8
Past service cost		0.0	2.9
Actuarial loss (gain) arising from:
Experience adjustments		43.4	(3.0)
Economic assumptions		23.2	4.6
Demographic assumptions		0.0	(0.1)
Employee contributions		12.9	9.5
Pension benefits paid		(12.6)	(14.4)
Settlements	$ (168.9)	0.0	(168.9)
Net transfers		0.0	(0.3)
Foreign currency exchange differences		(0.4)	0.0
Net defined benefit liability (asset), end of year		599.2	476.3
Funded plans | Fair value of plan assets
Disclosure of net defined benefit liability (asset) [line items]
Net defined benefit liability (asset), beginning of year		(542.0)	(641.7)
Interest cost		(26.4)	(25.4)
Actuarial loss (gain) arising from:
Return on plan assets, excluding amounts included in interest income		14.2	18.5
Employer contributions		1.8	25.2
Employee contributions		(12.9)	(9.5)
Pension benefits paid		12.6	14.4
Settlements	$ 163.5	(1.4)	163.5
Net transfers		0.0	0.3
Administrative costs		(0.8)	(0.8)
Foreign currency exchange differences		0.6	0.1
Net defined benefit liability (asset), end of year		(585.9)	(542.0)
Unfunded plans
Disclosure of net defined benefit liability (asset) [line items]
Current service cost		4.8	5.2
Interest cost		4.4	4.4
Unfunded plans | Present value of defined benefit obligation
Disclosure of net defined benefit liability (asset) [line items]
Net defined benefit liability (asset), beginning of year		98.7	91.8
Current service cost		4.8	5.2
Interest cost		4.4	4.4
Past service cost		2.4	0.0
Actuarial loss (gain) arising from:
Experience adjustments		(1.2)	0.0
Economic assumptions		3.1	1.0
Pension benefits paid		(3.8)	(3.7)
Foreign currency exchange differences		(0.8)	0.0
Net defined benefit liability (asset), end of year		109.2	98.7
Canadian | Funded plans
Disclosure of net defined benefit liability (asset) [line items]
Current service cost		32.9	31.9
Interest cost		(26.0)	(25.1)
Canadian | Funded plans | Present value of defined benefit obligation
Disclosure of net defined benefit liability (asset) [line items]
Net defined benefit liability (asset), beginning of year		471.3	585.5
Current service cost		32.9	31.9
Interest cost		22.4	22.5
Past service cost		0.0	2.9
Actuarial loss (gain) arising from:
Experience adjustments		43.3	(3.0)
Economic assumptions		23.3	4.6
Demographic assumptions		0.0	0.0
Employee contributions		12.9	9.5
Pension benefits paid		(12.3)	(14.0)
Settlements		0.0	(168.9)
Net transfers		0.0	(0.3)
Foreign currency exchange differences		0.0	0.0
Net defined benefit liability (asset), end of year		593.8	471.3
Canadian | Funded plans | Fair value of plan assets
Disclosure of net defined benefit liability (asset) [line items]
Net defined benefit liability (asset), beginning of year		(535.0)	(635.3)
Interest cost		(26.0)	(25.1)
Actuarial loss (gain) arising from:
Return on plan assets, excluding amounts included in interest income		14.3	18.2
Employer contributions		1.8	24.9
Employee contributions		(12.9)	(9.5)
Pension benefits paid		12.3	14.0
Settlements		(1.4)	163.5
Net transfers		0.0	0.3
Administrative costs		(0.8)	(0.8)
Foreign currency exchange differences		0.0	0.0
Net defined benefit liability (asset), end of year		(578.3)	(535.0)
Canadian | Unfunded plans
Disclosure of net defined benefit liability (asset) [line items]
Current service cost		4.1	3.9
Interest cost		4.0	3.9
Canadian | Unfunded plans | Present value of defined benefit obligation
Disclosure of net defined benefit liability (asset) [line items]
Net defined benefit liability (asset), beginning of year		86.2	81.3
Current service cost		4.1	3.9
Interest cost		4.0	3.9
Past service cost		3.6	0.0
Actuarial loss (gain) arising from:
Experience adjustments		(0.2)	(0.4)
Economic assumptions		2.8	0.5
Pension benefits paid		(3.1)	(3.0)
Foreign currency exchange differences		0.0	0.0
Net defined benefit liability (asset), end of year		97.4	86.2
Foreign | Funded plans
Disclosure of net defined benefit liability (asset) [line items]
Current service cost		0.0	0.0
Interest cost		(0.4)	(0.3)
Foreign | Funded plans | Present value of defined benefit obligation
Disclosure of net defined benefit liability (asset) [line items]
Net defined benefit liability (asset), beginning of year		5.0	5.2
Current service cost		0.0	0.0
Interest cost		0.3	0.3
Past service cost		0.0	0.0
Actuarial loss (gain) arising from:
Experience adjustments		0.1	0.0
Economic assumptions		(0.1)	0.0
Demographic assumptions		0.0	(0.1)
Employee contributions		0.0	0.0
Pension benefits paid		(0.3)	(0.4)
Settlements		0.0	0.0
Net transfers		0.0	0.0
Foreign currency exchange differences		(0.4)	0.0
Net defined benefit liability (asset), end of year		5.4	5.0
Foreign | Funded plans | Fair value of plan assets
Disclosure of net defined benefit liability (asset) [line items]
Net defined benefit liability (asset), beginning of year		(7.0)	(6.4)
Interest cost		(0.4)	(0.3)
Actuarial loss (gain) arising from:
Return on plan assets, excluding amounts included in interest income		(0.1)	0.3
Employer contributions		0.0	0.3
Employee contributions		0.0	0.0
Pension benefits paid		0.3	0.4
Settlements		0.0	0.0
Net transfers		0.0	0.0
Administrative costs		0.0	0.0
Foreign currency exchange differences		0.6	0.1
Net defined benefit liability (asset), end of year		(7.6)	(7.0)
Foreign | Unfunded plans
Disclosure of net defined benefit liability (asset) [line items]
Current service cost		0.7	1.3
Interest cost		0.4	0.5
Foreign | Unfunded plans | Present value of defined benefit obligation
Disclosure of net defined benefit liability (asset) [line items]
Net defined benefit liability (asset), beginning of year		12.5	10.5
Current service cost		0.7	1.3
Interest cost		0.4	0.5
Past service cost		(1.2)	0.0
Actuarial loss (gain) arising from:
Experience adjustments		(1.0)	0.4
Economic assumptions		0.3	0.5
Pension benefits paid		(0.7)	(0.7)
Foreign currency exchange differences		(0.8)	0.0
Net defined benefit liability (asset), end of year		$ 11.8	$ 12.5